Wahed Dow Jones Islamic World ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Apparel & Textile Products - 2.0%
adidas AG	4,767	$ 838,356
Cie Financiere Richemont SA	14,503	3,449,163
Hermes International SCA	921	1,691,410
		5,978,929

Automotive - 1.1%
BYD Co. Ltd. - Class H	119,711	1,331,598
Denso Corp.	53,279	645,574
Ferrari NV	3,237	1,370,559
		3,347,731

Biotechnology & Pharmaceutical - 13.1%
AstraZeneca PLC	45,418	7,370,873
Chugai Pharmaceutical Co. Ltd.	16,627	719,762
CSL Ltd.	12,810	1,575,063
Daiichi Sankyo Co. Ltd.	51,897	925,531
GSK PLC	118,924	2,988,538
Novartis AG	50,275	7,669,901
Novo Nordisk AS – Class B	82,126	3,731,550
Otsuka Holdings Co. Ltd.	14,013	1,074,919
Roche Holding AG	20,636	9,010,930
Roche Holding AG – Bearer Shares	737	328,752
Sanofi SA	28,654	2,556,586
UCB SA	3,188	797,296
		38,749,701

Chemicals - 2.1%
Air Liquide SA	17,064	3,360,550
Givaudan SA	209	848,986
Shin-Etsu Chemical Co. Ltd.	56,092	2,115,546
		6,325,082

Commercial Support Services - 3.2%
Compass Group PLC	44,037	1,349,734
Recruit Holdings Co. Ltd.	42,200	4,813,382
RELX PLC	48,680	1,763,534
Waste Connections, Inc.	6,769	1,119,182
Wolters Kluwer NV	6,240	513,476
		9,559,308

Construction Materials - 0.8%
Holcim AG	13,793	1,212,766
Sika AG	4,293	1,020,448
		2,233,214

Diversified Industrials - 1.5%
Hitachi Ltd.	125,584	4,276,438

E-Commerce Discretionary - 0.9%
JD.com, Inc. - ADR	38,469	1,086,365
PDD Holdings, Inc. - ADR (a)	20,177	1,694,868

		2,781,233

Electrical Equipment - 6.0%
ABB Ltd.	42,350	4,140,912
Assa Abloy AB - Class B	26,340	981,202
Daikin Industries Ltd.	8,183	1,084,012
Legrand SA	7,161	1,135,855
Mitsubishi Electric Corp.	59,009	2,063,717
Schneider Electric SE	14,669	5,019,849
Siemens Energy AG	19,873	3,282,157
		17,707,704

Food - 2.4%
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	22	238,393
Chocoladefabriken Lindt & Spruengli AG	2	223,281
Nestle SA	67,328	6,568,220
		7,029,894

Health Care Facilities & Services - 0.4%
Lonza Group AG	1,855	1,323,836

Household Products - 4.4%
Haleon PLC	238,159	1,188,906
L'Oreal SA	6,162	2,753,602
Reckitt Benckiser Group PLC	16,980	1,181,466
Unilever PLC	120,887	7,827,817
		12,951,791

Internet Media & Services - 0.7%
Meituan - Class B (a)	139,484	1,403,861
Trip.com Group Ltd. - ADR (a)	16,058	716,990
		2,120,851

IT Services - 1.4%
Fujitsu Ltd.	46,382	1,123,717
Infosys Ltd. - ADR	155,128	1,870,844
NEC Corp.	36,761	1,129,797
		4,124,358

Leisure Facilities & Services - 0.3%
Amadeus IT Group SA	11,873	802,953

Machinery - 2.5%
Atlas Copco AB - Class A	67,950	1,459,782
Atlas Copco AB - Class B	42,098	783,227
FANUC Corp.	25,394	962,839
Keyence Corp.	5,478	2,869,780
Komatsu Ltd.	25,160	1,171,859
		7,247,487

Medical Equipment & Devices - 1.8%
Alcon AG	13,289	963,183
EssilorLuxottica SA	7,860	1,464,026
FUJIFILM Holdings Corp.	34,391	730,051
Hoya Corp.	9,284	1,430,141
Terumo Corp.	40,676	640,852
		5,228,253

Metals & Mining - 6.7%
Agnico Eagle Mines Ltd.	12,423	2,520,176
Barrick Mining Corp.	48,744	2,185,622
BHP Group Ltd.	138,167	6,557,927
Cameco Corp.	11,348	1,119,984
Gold Fields Ltd.	22,125	1,015,658
Rio Tinto Ltd.	10,120	1,267,810
Rio Tinto PLC	31,448	3,271,987
Wheaton Precious Metals Corp.	11,169	1,682,964
		19,622,128

Oil & Gas Supply Chain - 2.1%
Canadian Natural Resources Ltd.	57,098	2,862,108
LUKOIL PJSC - ADR (a)(b)(c)	224	0
Suncor Energy, Inc.	51,140	3,420,769
		6,282,877

Retail - Consumer Staples - 0.3%
Dollarama, Inc.	7,051	890,441

Retail - Discretionary - 2.2%
Fast Retailing Co. Ltd.	5,736	2,602,293
Industria de Diseno Textil SA	30,311	2,042,141
Wesfarmers Ltd.	30,560	1,739,803
		6,384,237

Semiconductors - 22.8%
Advantest Corp.	21,114	4,454,308
ASML Holding NV	7,564	12,756,035
Disco Corp.	2,658	967,362
Infineon Technologies AG	133,394	8,722,177
SK hynix, Inc.	14,741	18,030,421
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,013	15,372,239
Tokyo Electron Ltd.	20,020	7,075,543
		67,378,085

Software - 5.8%
Constellation Software, Inc.	4,876	11,039,745
SAP SE	26,835	5,950,657
		16,990,402

Specialty Finance - 0.3%
Experian PLC	24,434	1,008,407

Technology Hardware - 11.3%
Canon, Inc.	24,689	722,759
Murata Manufacturing Co. Ltd.	151,465	6,820,407
Samsung Electronics Co. Ltd.	127,407	24,204,165
Xiaomi Corp. - Class B (a)	432,007	1,522,079
		33,269,410

Transportation & Logistics - 1.4%
Canadian National Railway Co.	14,388	1,796,035
Canadian Pacific Kansas City Ltd.	23,976	2,220,500
		4,016,535
TOTAL COMMON STOCKS (Cost $215,363,932)		287,631,285

REAL ESTATE INVESTMENT TRUSTS - 0.4%
REIT - 0.4%
Goodman Group	56,412		1,121,060
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,258,683)			1,121,060

WARRANTS - 0.0% (d)	Contracts
Software - 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50 (a)(c)(f)(g)	122		0(e)
TOTAL WARRANTS (Cost $0)			0(e)

TOTAL INVESTMENTS - 97.9% (Cost $216,622,615)			288,752,345
Other Assets in Excess of Liabilities - 2.1%		0.02121	6,256,280
TOTAL NET ASSETS - 100.0%			$ 295,008,625

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Restricted Russian-issued security. As of August 31, 2026, the value of these securities represented 0.00% of the Fund’s net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	Rounds to zero.
(f)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(g)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Wahed Dow Jones Islamic World ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 287,631,285	$ –	$ 0(a)	$ 287,631,285
Real Estate Investment Trusts	1,121,060	–	–	1,121,060
Warrants	–	–	0(a)	0(a)
Total Investments	$ 288,752,345	$ –	$ 0(a)	$ 288,752,345

(a)Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The Level 3 investments as of August 31, 2026, represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Allocation of Portfolio Holdings by Country as of August 31, 2026
(% of Net Assets)
Japan	$ 50,420,589	17.2%
South Korea	42,234,586	14.3
Switzerland	36,998,771	12.4
Canada	30,857,526	10.6
United Kingdom	26,942,855	9.1
Germany	18,793,347	6.4
France	17,981,878	6.1
Taiwan	15,372,239	5.2
Netherlands	13,269,511	4.5
Australia	12,261,663	4.1
China	5,343,903	1.7
Denmark	3,731,550	1.3
Sweden	3,224,211	1.1
Spain	2,845,094	1.0
Ireland	2,703,275	0.9
India	1,870,844	0.6
Italy	1,370,559	0.5
South Africa	1,015,658	0.4
Belgium	797,296	0.3
Singapore	716,990	0.2
Russia	0	– (a)
Other Assets in Excess of Liabilities	6,256,280	2.1
	$ 295,008,625	100.0%

(a)	Represents less than 0.05% of net assets.